Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses carried forward (note a)	$ 49,921,000	$ 41,240,000
Impairment of long-term equity investments	493,000	3,972,000
Provision of allowance for expected credit losses	1,071,000	1,841,000
Others	861,000	383,000
Valuation allowance (note b)	(51,868,000)	(47,223,000)	$ (45,580,000)	$ (40,924,000)
Deferred tax assets, net	478,000	213,000
Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(513,000)	$ (687,000)
Accumulated net operating loss which can be carried forward indefinitely	5,795,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2024 to 2030	$ 241,049,000